Comparative information 2021 - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [line items]
Net result attributable to owners of Aegon Ltd from continuing and discontinued operations		€ (179)	€ (570)	[1]
Net result attributable to common shareholders from continuing and discontinued operations		€ (225)	€ (602)
Weighted average number of common shares outstanding (in million)		1,879	2,010
Basic earnings per common share (EUR per share) from continuing and discontinued operations		€ (0.12)	€ (0.3)	[1]
Continuing operations
Net result attributable to owners of Aegon Ltd from continuing operations		€ (162)	€ 727
Net result attributable to common shareholders from continuing operations		€ (209)	€ 686
Basic earnings per common share (EUR per share) from continuing operations		€ (0.11)	€ 0.34	[1]
Discontinued operations
Net result attributable to owners of Aegon Ltd from discontinued operations		€ (17)	€ (1,296)
Net result attributable to common shareholders from discontinued operations		€ (16)	€ (1,288)
Basic earnings per common share (EUR per share) from discontinued operations		€ (0.01)	€ (0.64)
Common Stock Series B [member]
Earnings per share [line items]
Net result attributable to common shareholders from continuing and discontinued operations		€ (1)	€ (4)
Weighted average number of common shares outstanding (in million)		490	536
Basic earnings per common share (EUR per share) from continuing and discontinued operations	[1]		€ (0.01)
Continuing operations
Net result attributable to common shareholders from continuing operations		€ (1)	€ 5
Basic earnings per common share (EUR per share) from continuing operations	[1]		€ 0.01
Discontinued operations
Net result attributable to common shareholders from discontinued operations			€ (9)
Basic earnings per common share (EUR per share) from discontinued operations			€ (0.02)
Previously Reported [Member]
Earnings per share [line items]
Net result attributable to owners of Aegon Ltd from continuing and discontinued operations					€ 1,980
Basic earnings per common share (EUR per share) from continuing and discontinued operations					€ 0.94
Continuing operations
Basic earnings per common share (EUR per share) from continuing operations					0.48
Previously Reported [Member] | Common Stock Series B [member]
Earnings per share [line items]
Basic earnings per common share (EUR per share) from continuing and discontinued operations					0.02
Continuing operations
Basic earnings per common share (EUR per share) from continuing operations					€ 0.01
IFRS4 and IAS39 [member] | Previously Reported [Member]
Earnings per share [line items]
Net result attributable to owners of Aegon Ltd from continuing and discontinued operations					€ 1,980
Coupons on perpetual securities					(39)
Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations					1,941
Net result attributable to common shareholders from continuing and discontinued operations					€ 1,928
Weighted average number of common shares outstanding (in million)					2,043
Basic earnings per common share (EUR per share) from continuing and discontinued operations					€ 0.94
Continuing operations
Net result attributable to owners of Aegon Ltd from continuing operations					€ 1,019
Coupons on perpetual securities					(39)
Net result attributable to owners for basic earnings per share calculation from continuing operations					981
Net result attributable to common shareholders from continuing operations					€ 974
Weighted average number of common shares outstanding (in million)					2,043
Basic earnings per common share (EUR per share) from continuing operations					€ 0.48
Discontinued operations
Net result attributable to owners of Aegon Ltd from discontinued operations					€ 960
Coupons on perpetual securities
Net result attributable to owners for basic earnings per share calculation from discontinued operations					960
Net result attributable to common shareholders from discontinued operations					€ 954
Weighted average number of common shares outstanding (in million)					2,043
Basic earnings per common share (EUR per share) from discontinued operations					€ 0.47
IFRS4 and IAS39 [member] | Previously Reported [Member] | Common Stock Series B [member]
Earnings per share [line items]
Net result attributable to common shareholders from continuing and discontinued operations					€ 13
Weighted average number of common shares outstanding (in million)					559
Basic earnings per common share (EUR per share) from continuing and discontinued operations					€ 0.02
Continuing operations
Net result attributable to common shareholders from continuing operations					€ 7
Weighted average number of common shares outstanding (in million)					559
Basic earnings per common share (EUR per share) from continuing operations					€ 0.01
Discontinued operations
Net result attributable to common shareholders from discontinued operations					€ 7
Weighted average number of common shares outstanding (in million)					559
Basic earnings per common share (EUR per share) from discontinued operations					€ 0.01

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.